Related Party Loan	6 Months Ended
Jun. 30, 2016
Related Party Loan [Abstract]
Related Party Loan

Note 7 – Related Party Loan

On May 26, 2016, the Company entered into a loan agreement (the “Loan Agreement”) with Arthur Rosen, an individual (the “Lender”), pursuant to which on May 26, 2016 (the “Closing Date”), the Lender issued the Company a secured term loan of $1,000,000 (the “Loan”). In connection with the Loan Agreement, on May 26, 2016, the Company and Lender entered into a security agreement (the “Security Agreement”), pursuant to which the Company granted to Lender a senior security interest in substantially all of the Company’s assets as security for repayment of the Loan.

The maturity date of the Loan is May 26, 2017 (the “Maturity Date”). Pursuant to the Loan Agreement, the Loan bears interest at a rate of 12.5% per annum, compounded annually and payable on the Maturity Date. All outstanding principal, accrued and unpaid interest and other amounts due under the Loan are due on the Maturity Date.

As additional consideration for entering in the Loan Agreement, the Company issued Lender a warrant to purchase 1,000,000 shares of the Company’s Common Stock with an exercise price of $0.40 per share (the “Warrant”). The Warrant has a term of five (5) years and contains anti-dilution provisions as further described therein.